Pay vs Performance Disclosure	12 Months Ended					23 Months Ended	109 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024	Feb. 01, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we have provided the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs, and Company performance for the fiscal years listed below.

Pay versus Performance Table

	Summary Compensation Table Total	Summary Compensation Table Total	Compensation Actually Paid	Compensation Actually Paid	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:[4]
Year	for First PEO[1] ($)	for Second PEO[1] ($)	to First PEO[1,2,3] ($)	to Second PEO[1,2,3] ($)	for Non-PEO NEOs[1] ($)	to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	PBIT⁵

2024	—	11,760,656	—	17,078,109	2,936,103	4,001,320	188.52	247.21	542.4	20.4%
2023	6,258,433	10,110,437	3,226,601	10,526,155	3,180,514	3,464,712	161.83	256.87	448.8	20.0%
2022	10,601,249	—	(16,408,806)	—	2,665,821	(1,673,638)	129.70	161.36	715.5	28.0%
2021	10,954,713	—	37,477,207	—	2,495,173	6,687,782	241.76	246.09	1,014.6	33.0%
2020	10,366,962	—	38,723,342	—	2,200,641	6,002,932	176.71	157.85	784.1	30.0%

(1)
Mark E. Jagiela was our PEO from 2014 to February 1, 2023 (First PEO). Gregory S. Smith has been our PEO since February 1, 2023 (Second PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Gregory S. Smith	Gregory S. Smith	Gregory S. Smith	Sanjay Mehta	Sanjay Mehta
Sanjay Mehta	Sanjay Mehta	Sanjay Mehta	Charles J. Gray	Ryan Driscoll
Charles J. Gray	Charles J. Gray	Charles J. Gray	Richard J. Burns	Richard J. Burns
Richard J. Burns	Bradford B. Robbins	Richard J. Burns	Ujjwal Kumar	Ujjwal Kumar

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	11,760,656	(9,412,026)	14,729,479	17,078,109

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,936,103	(1,857,068)	2,922,285	4,001,320

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	13,885,250	934,419	—	(90,190)	—	—	14,729,479

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,739,665	196,367	—	(13,747)	—	—	2,922,285

(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Global Semiconductor Equipment and Materials GR USD Industry Group (“Morningstar Global Semiconductor Equipment and Materials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Morningstar Global Semiconductor Equipment and Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined PBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. PBIT is a non-GAAP financial measure. See Appendix A of this proxy statement for additional on PBIT and the reconciliation of this measure to the most directly comparable GAAP financial measures.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group’s TSR over the same period.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and PBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our PBIT during the five most recently completed fiscal years.

Tabular List of Most Important Financial Performance Measures

The following tabular list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other Non-PEO NEOs for 2024 to Company performance. The measures in this list are not ranked.

Annual PBIT (component of NEO variable compensation)

Two-year rolling revenue growth rate (component of NEO variable compensation)

Three-year cumulative PBIT (component of NEO performance-based RSU awards)

Three-year TSR (component of NEO performance-based RSU awards)

Named Executive Officers, Footnote
(1)
Mark E. Jagiela was our PEO from 2014 to February 1, 2023 (First PEO). Gregory S. Smith has been our PEO since February 1, 2023 (Second PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Gregory S. Smith	Gregory S. Smith	Gregory S. Smith	Sanjay Mehta	Sanjay Mehta
Sanjay Mehta	Sanjay Mehta	Sanjay Mehta	Charles J. Gray	Ryan Driscoll
Charles J. Gray	Charles J. Gray	Charles J. Gray	Richard J. Burns	Richard J. Burns
Richard J. Burns	Bradford B. Robbins	Richard J. Burns	Ujjwal Kumar	Ujjwal Kumar

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Global Semiconductor Equipment and Materials GR USD Industry Group (“Morningstar Global Semiconductor Equipment and Materials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Morningstar Global Semiconductor Equipment and Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	11,760,656	(9,412,026)	14,729,479	17,078,109

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,936,103	(1,857,068)	2,922,285	4,001,320

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	13,885,250	934,419	—	(90,190)	—	—	14,729,479

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,739,665	196,367	—	(13,747)	—	—	2,922,285

Non-PEO NEO Average Total Compensation Amount	$ 2,936,103	$ 3,180,514	$ 2,665,821	$ 2,495,173	$ 2,200,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,001,320	3,464,712	(1,673,638)	6,687,782	6,002,932
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	11,760,656	(9,412,026)	14,729,479	17,078,109

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,936,103	(1,857,068)	2,922,285	4,001,320

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2024	13,885,250	934,419	—	(90,190)	—	—	14,729,479

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,739,665	196,367	—	(13,747)	—	—	2,922,285

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group’s TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and PBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our PBIT during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group’s TSR over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following tabular list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other Non-PEO NEOs for 2024 to Company performance. The measures in this list are not ranked.

Annual PBIT (component of NEO variable compensation)

Two-year rolling revenue growth rate (component of NEO variable compensation)

Three-year cumulative PBIT (component of NEO performance-based RSU awards)

Three-year TSR (component of NEO performance-based RSU awards)

Total Shareholder Return Amount	$ 188.52	161.83	129.7	241.76	176.71
Peer Group Total Shareholder Return Amount	247.21	256.87	161.36	246.09	157.85
Net Income (Loss)	$ 542,400,000	$ 448,800,000	$ 715,500,000	$ 1,014,600,000	$ 784,100,000
Company Selected Measure Amount	20.4	20	28	33	30
PEO Name						Gregory S. Smith	Mark E. Jagiela
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Annual PBIT (component of NEO variable compensation)
Measure:: 2
Pay vs Performance Disclosure
Name	Two-year rolling revenue growth rate (component of NEO variable compensation)
Measure:: 3
Pay vs Performance Disclosure
Name	Three-year cumulative PBIT (component of NEO performance-based RSU awards)
Measure:: 4
Pay vs Performance Disclosure
Name	Three-year TSR (component of NEO performance-based RSU awards)
Mark E. Jagiela
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 6,258,433	$ 10,601,249	$ 10,954,713	$ 10,366,962
PEO Actually Paid Compensation Amount	0	3,226,601	(16,408,806)	37,477,207	38,723,342
Gregory S. Smith
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,760,656	10,110,437	0	0	0
PEO Actually Paid Compensation Amount	17,078,109	$ 10,526,155	$ 0	$ 0	$ 0
Gregory S. Smith | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,412,026)
Gregory S. Smith | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,729,479
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,729,479
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,885,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,419
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,190)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,857,068)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,922,285
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,739,665
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,367
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,747)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0